Label	Element	Value
Class I | UBS Ultra Short Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Ultra Short Income Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide current income while seeking to maintain low volatility of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions or dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal year ended April 30, 2024, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock	* Except that the expenses reflect the effects of the fund’s fee waiver/expense reimbursement agreement for the first year only.
Strategy [Heading]	rr_StrategyHeading	Principal strategies Principal investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the fund invests in fixed income securities and money market instruments. The fund’s investments in securities may include, but are not limited to, government obligations including agencies, debt issued by government-sponsored and supranational entities, as well as municipal securities, corporate debt, mortgage-backed, asset-backed, and inflation-linked securities. Investments in money market instruments may include, but are not limited to, commercial paper (including asset-backed commercial paper), certificates of deposit, notes, time deposits, repurchase agreements and other money market securities. The fund may invest in money market funds, including those advised by UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s investment advisor.
The fund may invest in securities of any maturity, but will generally limit its weighted average portfolio duration to one year or less.
The fund normally invests in investment grade securities. Investment grade securities possess a minimum rating of Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or BBB‑ by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings, Inc. (“Fitch”) for long-term ratings and/or equivalent short-term ratings, comparably rated by another nationally recognized statistical rating organization, or, if unrated, are determined by UBS AM to be of comparable quality. The fund may at times hold securities rated below-investment-grade if the rating for a security held by the fund is subsequently reduced to below-investment-grade (commonly referred to as “junk bonds,” which are considered speculative in nature).
The fund’s investments may have all types of interest rate payment and reset terms, including floating or variable rate, zero coupon and other features. In addition, the fixed income securities purchased by the fund may be of US and non‑US issuers. The fund’s investments are typically denominated in US dollars or hedged to US dollars.
The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.
The fund may engage in derivatives transactions; however, it is not a principal strategy of the fund. Derivatives instruments such as futures, forwards, options, and/or swaps may be used for risk management purposes or as part of the fund’s investment strategies.
The fund is not a money market fund and does not seek to maintain a stable net asset value (“NAV”). The fund should not be considered to be a money market fund or the equivalent of a money market fund.
Management process
UBS AM acts as the investment advisor to the fund, and makes the fund’s investment decisions. UBS AM selects investments for the fund based on a rigorous valuation and research framework, combining top‑down macroeconomic and quantitative research with issuer level credit analysis. This dynamic approach allows UBS AM to exploit diversified sources of return, which UBS AM believes is key to delivering consistent performance over time.
The top‑down process involves formulation of broad investment views and views regarding macroeconomic trends. UBS AM’s views on the direction of interest rates, yield curve shape, sectors, and volatility help formulate final portfolio positioning.
After UBS AM establishes the top‑down strategy, the portfolio management team, working closely with UBS AM’s research analysts, builds portfolios that combines top‑down allocation targets with bottom‑up security specific strategies. Research is a fundamental component of UBS AM’s globally integrated investment platform and consists of top‑down macroeconomic analysis as well as bottom‑up sector and issuer level research. UBS AM uses rigorous credit/structure analysis and relative pricing to choose securities that it believes have superior risk/return characteristics. The ultimate goal of any purchase decision is to be compensated for a given level of risk. Prudent diversification seeks to ensure an appropriate risk/return relationship. Security selection represents the final level of decision-making in our investment process. UBS AM selects individual securities that it believes will give the portfolio the desired exposures with optimal relative value. UBS AM integrates risk management throughout the investment process.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield. The fund may sell investments that UBS AM believes are no longer favorable with regard to these factors or for other reasons.
The fund is classified by UBS AM as an “ESG-integrated” fund. The fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for all portfolio investments and portfolio holdings, except repurchase agreements with certain counterparties and except asset-backed and mortgage-backed securities. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. The fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Risk/return bar chart and table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information that follows shows the fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the fund by showing how the fund’s average annual total returns compare with those of a broad measure of market performance, as well as an additional index, over time. Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Index, which represents a broad measure of market performance, as a replacement for the ICE BofA 3-Month Treasury Bill Index. The table also includes the average annual returns of the ICE BofA 3-Month Treasury Bill Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance for the fund is available at www.ubs.com/us‑mutualfundperformance.
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after‑tax returns shown are not relevant to investors who hold fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns for other classes will vary from the Class I shares’ after‑tax returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the fund by showing how the fund’s average annual total returns compare with those of a broad measure of market performance, as well as an additional index, over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ubs.com/us‑mutualfundperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	UBS Ultra Short Income Fund Annual Total Returns of Class I Shares (2019 was the fund’s first full calendar year of operations)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 to June 30, 2024: 2.56% Best quarter during years shown—2Q 2020: 1.74% Worst quarter during years shown—1Q 2020: (1.14)%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 24, 2024 in accordance with new regulatory requirements, the fund selected the Bloomberg US Aggregate Index, which represents a broad measure of market performance, as a replacement for the ICE BofA 3-Month Treasury Bill Index. The table also includes the average annual returns of the ICE BofA 3-Month Treasury Bill Index, which is generally representative of the market sectors or types of investments in which the fund invests.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after‑tax returns shown are not relevant to investors who hold fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns for other classes will vary from the Class I shares’ after‑tax returns shown.
Class I | UBS Ultra Short Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The prices for the fund’s shares will fluctuate, and you may lose money by investing in the fund.
Class I | UBS Ultra Short Income Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class I | UBS Ultra Short Income Fund | Credit risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security or financial institutions that have entered into repurchase agreements with the fund are unable or unwilling to meet their financial obligations or complete transactions. This risk is likely greater for lower quality investments than for investments that are higher quality.

Class I | UBS Ultra Short Income Fund | Interest rate risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates. The fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Class I | UBS Ultra Short Income Fund | Market risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Class I | UBS Ultra Short Income Fund | Liquidity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity risk: Certain of the fund’s investments may present liquidity risk. Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception. If this happens, the fund’s ability to redeem its shares for cash may be affected.

Class I | UBS Ultra Short Income Fund | Management risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.
Class I | UBS Ultra Short Income Fund | Financial services sector risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Financial services sector risk: Investments of the fund in the financial services group of industries or sectors may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Class I | UBS Ultra Short Income Fund | Municipal securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s NAV and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Class I | UBS Ultra Short Income Fund | Concentration risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries or sectors, including US banking, non‑US banking, brokerdealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Class I | UBS Ultra Short Income Fund | Mortgage and asset backed securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and asset-backed securities risk: The fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the fund may reinvest these early payments at lower interest rates, thereby reducing the fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the fund.

Class I | UBS Ultra Short Income Fund | Floating or variable rate securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Floating or variable rate securities risk: Floating or variable rate securities bear interest at rates that are not fixed but that vary with changes in specified market rates or indices. The market value of floating rate and variable rate securities generally fluctuates less than the market value of fixed rate obligations. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or capital depreciation is less than for fixed rate obligations.

Class I | UBS Ultra Short Income Fund | NAV risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
NAV risk: The fund is not a money market fund, does not attempt to maintain a stable NAV, and is not subject to the rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the fund’s investments are likely to be more susceptible than a money market fund’s investments to interest rate risk, valuation risk, credit risk, and other risks relevant to the fund’s investments. The fund’s NAV per share will fluctuate. Because the fund is not a money market fund, it does not qualify for the special money market fund tax treatment or tax accounting methods under US Treasury regulations.

Class I | UBS Ultra Short Income Fund | Valuation risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation risk: During periods of reduced market liquidity or in the absence of readily available market quotations for investments, the ability of the fund to value the fund’s investments becomes more difficult and the judgment of the fund’s investment advisor may play a greater role in the valuation of the investments due to reduced availability of reliable objective pricing data.

Class I | UBS Ultra Short Income Fund | Prepayment risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Prepayment risk: Payments on bonds and other fixed income securities that are backed by mortgage loans or similar assets may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

Class I | UBS Ultra Short Income Fund | Variable rate demand obligations risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Variable rate demand obligations risk: Variable rate demand obligations are floating rate securities that combine an interest in a long-term bond, such as municipal debt, with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the fund may lose money. The absence of an active secondary market for certain variable and floating rate obligations could make it difficult to dispose of these instruments, which could result in a loss.

Class I | UBS Ultra Short Income Fund | Zero coupon securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Zero coupon securities risk: Zero coupon securities are securities on which no periodic interest payments are made but instead are sold at a deep discount from their face value. Zero coupon securities are generally more sensitive to changes in interest rates than debt obligations of comparable maturities that make current interest payments. This means that when interest rates fall, the value of zero coupon securities generally rises more rapidly than securities paying interest on a current basis. However, when interest rates rise, their value generally falls more dramatically.

Class I | UBS Ultra Short Income Fund | US Government securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
US government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Class I | UBS Ultra Short Income Fund | Repurchase agreements risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Repurchase agreements risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, mortgage loans and equities) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

Class I | UBS Ultra Short Income Fund | Investments in money market funds risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investments in money market funds risk: Certain money market funds may seek to maintain a stable $1 NAV per share (“stable NAV money market funds”) or have a share price that fluctuates (“variable NAV money market funds”). Although a stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible to lose money by investing in such a money market fund. Because the NAV of a variable NAV money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain money market funds may impose a fee upon the sale of shares.

Class I | UBS Ultra Short Income Fund | Sovereign debt risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sovereign debt risk: Sovereign debt includes bonds that are issued by foreign governments or their agencies, instrumentalities or political subdivisions or by foreign central banks. Sovereign debt also may be issued by quasi-governmental entities that are owned by foreign governments but are not backed by their full faith and credit or general taxing powers. Investment in sovereign debt involves special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the fund may have limited legal recourse in the event of a default.

Class I | UBS Ultra Short Income Fund | Foreign investing risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because, under normal circumstances, the fund’s foreign investments are typically denominated in US dollars or hedged to US dollars, it generally is not subject to the risk of changes in currency valuations.

Class I | UBS Ultra Short Income Fund | Derivatives risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives risk: The value of derivatives—so called because their value derives from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other derivatives may be subject to liquidity risk, counterparty risk, credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments. Regulation relating to a mutual fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), (“Rule 18f-4”), could potentially limit or impact the fund’s ability to invest in derivatives, limit the fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the fund’s performance.

Class I | UBS Ultra Short Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes administration fee of 0.10%)	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.40%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	0.23%	[1]
1 year	rr_ExpenseExampleYear01	$ 24
3 years	rr_ExpenseExampleYear03	111
5 years	rr_ExpenseExampleYear05	207
10 years	rr_ExpenseExampleYear10	$ 489
2019	rr_AnnualReturn2019	3.02%
2020	rr_AnnualReturn2020	0.73%
2021	rr_AnnualReturn2021	(0.02%)
2022	rr_AnnualReturn2022	(0.18%)
2023	rr_AnnualReturn2023	5.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.14%)
1 year	rr_AverageAnnualReturnYear01	5.74%
5 years	rr_AverageAnnualReturnYear05	1.83%
Life of the fund	rr_AverageAnnualReturnSinceInception	1.83%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2018
Class I | UBS Ultra Short Income Fund | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.62%
5 years	rr_AverageAnnualReturnYear05	0.97%
Life of the fund	rr_AverageAnnualReturnSinceInception	0.94%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2018
Class I | UBS Ultra Short Income Fund | Return after taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.37%
5 years	rr_AverageAnnualReturnYear05	1.03%
Life of the fund	rr_AverageAnnualReturnSinceInception	1.02%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2018
Class I | UBS Ultra Short Income Fund | Bloomberg US Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.53%	[3]
5 years	rr_AverageAnnualReturnYear05	1.10%	[3]
Life of the fund	rr_AverageAnnualReturnSinceInception	1.35%	[2],[3]
Class I | UBS Ultra Short Income Fund | ICE BofA US 3-Month Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.05%	[4]
5 years	rr_AverageAnnualReturnYear05	1.89%	[4]
Life of the fund	rr_AverageAnnualReturnSinceInception	1.91%	[2],[4]

[1]
The fund and UBS Asset Management (Americas) LLC (“UBS AM”) have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fee and/or reimburse expenses so that the fund’s ordinary total operating expenses through August 31, 2025 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses) would not exceed 0.23% for Class I. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

[2]	Inception date of Class I shares was May 29, 2018.
[3]
The Bloomberg US Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes US government and corporate debt securities, mortgage- and asset-backed securities, and international US dollar-denominated bonds. All securities contained in the Bloomberg US Aggregate Bond Index have a minimum term to maturity of one year.

[4]
ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.